FINANCIAL INSTRUMENTS AND RISK (Schedule of summarizes the carrying values) (Details) - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Financial Instruments And Risk Schedule Of Summarizes Carrying Values
Financial assets at fair value through profit or loss	[1]	$ 284,225	$ 9,864
Loans and receivables	[2]	90,940
Other financial liabilities	[3]	$ 2,244,992	$ 70,406

[1]	Cash
[2]	Amounts receivable and due from related party
[3]	Bank indebtedness, accounts payable, due to related parties and loans payable